SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2021
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2021.

	Dec. 31, 2021
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	36	$14,365	$8,412	2004	1986
Canada	20	4,601	1,941	2002	1994
Australia	10	2,618	1,994	2011	2008
Europe	3	2,539	1,522	2020	2019
Brazil	1	89	52	2015	2017
	70	$24,212	$13,921	2006	1994
Core Retail	55	18,959	9,627	2018	1975
Opportunistic Office	101	7,877	4,862	2016	1992
Opportunistic Retail	19	1,936	1,275	2015	1978
Multifamily	23	1,526	1,200	2016	1989
Student Housing	55	3,056	1,601	2017	2013
Manufactured Housing	165	3,676	2,557	2017	1974
Mixed-Use	3	213	2,019	2018	1992
Total	$491	$61,455	$37,062	2013	1987
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $3,132 million.
(2)Excludes debt related to development properties and land in the amount of $979 million, unsecured and corporate facilities of $8,987 million, debt on hospitality assets of $5,542 million and deferred financing costs of $249 million.
(3)Weighted against the fair value of the properties at December 31, 2021.